Document and Entity Information	Oct. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002128626
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	Vylor Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43376
Entity Tax Identification Number	41-2930124
Entity Address, Address Line One	7100 NW 62nd Avenue
Entity Address, City or Town	Johnston
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50131
City Area Code	(515)
Local Phone Number	535-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	VYLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false